Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - fiscal incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062	$ 1,362
Stockholders' equity	97,521	98,944	17,157	22,584	717	3,542	(1,581)	9	(22)	43,688	0	6,051	37,419	218	11,427	1,423
Capital increase from capital reserve			171	125
Capital increase from statutory reserve			300	219
Capital increase from undistributed earnings reserve			1,580	1,152
Change in the period	(2,045)				10	(3,201)	99		(9)
Unrealized gains (losses)	18							(23)
Tax effect	(30)						(34)	8
Capital increase													(2,732)	(520)
Transfer from unappropriated retained earnings	10,645										(296)	632		221
Net income attributable to Petrobras	8,563														8,563
Dividends and interest on shareholders equity	(984)														(1,948)
Appropriation from tax incentive reserves	7
Appropriation to reserves	(10,652)														(10,250)
Net income for the period	49															39
Other changes in the period	61												9,396			22
Comprehensive income (loss) is comprised as follows:
Net income for the period	8,602
Cumulative translation adjustments	(3,201)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	65
Unrealized gains (losses) on available-for-sale securities	(15)
Unrecognized loss on cash flow hedge	(9)
Comprehensive income	5,442
Less: Net comprehensive income attributable to noncontrolling interest	(39)
Comprehensive income attributable to Petrobras	5,403
Balance at Jun. 30, 2010	96,806
Balance at Dec. 31, 2010	183,397	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(14)	47,147	0	6,543	40,367	237	13,758	1,903
Stockholders' equity	203,783	205,917	45,846	63,914	(53)	26,159	(2,901)	41	(12)	64,396	0	8,106	55,380	910	6,393	2,134
Capital increase from capital reserve			0	0
Capital increase from statutory reserve			0	0
Capital increase from undistributed earnings reserve			6	8
Change in the period					33	12,620	(276)		3
Unrealized gains (losses)								(125)
Tax effect							94	42
Capital increase													(14)	0
Transfer from unappropriated retained earnings											0	1,563		673
Net income attributable to Petrobras	13,172														13,172
Dividends and interest on shareholders equity															(3,273)
Appropriation to reserves															(17,264)
Net income for the period																404
Other changes in the period													15,027			(173)
Comprehensive income (loss) is comprised as follows:
Net income for the period	13,576
Cumulative translation adjustments	12,620
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(182)
Unrealized gains (losses) on available-for-sale securities	(83)
Unrecognized loss on cash flow hedge	3
Comprehensive income	25,934
Less: Net comprehensive income attributable to noncontrolling interest	(404)
Comprehensive income attributable to Petrobras	25,530
Balance at Jun. 30, 2011	$ 205,917